UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C.
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915-2864

Signature, Place, and Date of Signing:

     /s/ Michael A. Elrad     Chicago, IL/USA     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $634,785 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     5315   105500 SH       SOLE                   105500        0        0
ANNALY CAP MGMT INC            COM              035710409      983    63400 SH       SOLE                    63400        0        0
AVALONBAY CMNTYS INC           COM              053484101     1382    15500 SH       SOLE                    15500        0        0
BOSTON PROPERTIES INC          COM              101121101    36855   408500 SH       SOLE                   408500        0        0
CROWN CASTLE INTL CORP         COM              228227104    12684   327500 SH       SOLE                   327500        0        0
D R HORTON INC                 COM              23331A109     9170   845200 SH  CALL SOLE                   845200        0        0
ESSEX PPTY TR INC              COM              297178105    35230   330800 SH       SOLE                   330800        0        0
GAYLORD ENTMT CO NEW           COM              367905106    23670   987900 SH       SOLE                   987900        0        0
LENNAR CORP                    CL A             526057104    34363  2784700 SH       SOLE                  2784700        0        0
MACERICH CO                    COM              554382101    42373   682000 SH       SOLE                   682000        0        0
MARRIOTT INTL INC NEW          CL A             571903202    74813  2851100 SH       SOLE                  2851100        0        0
MFA MTG INVTS INC              COM              55272X102    17011  2609000 SH       SOLE                  2609000        0        0
NATIONAL RETAIL PROPERTIES I   COM              637417106     6099   291800 SH       SOLE                   291800        0        0
POST PPTYS INC                 COM              737464107     1604    53900 SH       SOLE                    53900        0        0
PULTE HOMES INC                COM              745867101    10866  1128300 SH       SOLE                  1128300        0        0
REGENCY CTRS CORP              COM              758849103    37577   635600 SH       SOLE                   635600        0        0
RYLAND GROUP INC               COM              783764103    36876  1690800 SH       SOLE                  1690800        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    58397  1621700 SH       SOLE                  1621700        0        0
SENIOR HSG PPTYS TR            SH BEN INT       81721M109     8107   415100 SH       SOLE                   415100        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    54213   603100 SH       SOLE                   603100        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    24543   612500 SH       SOLE                   612500        0        0
TOLL BROTHERS INC              COM              889478103    47747  2549200 SH       SOLE                  2549200        0        0
VENTAS INC                     COM              92276F100    33409   784800 SH       SOLE                   784800        0        0
VORNADO RLTY TR                SH BEN INT       929042109    21498   244300 SH       SOLE                   244300        0        0